Note 12 - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Outstanding at June 30, 2014 (in shares)	9,302,825	7,702,550
Outstanding at June 30, 2014 (in dollars per share)	$ 1.04	$ 1.07
Granted (in shares)	1,310,036	1,966,025
Granted (in dollars per share)	$ 0.88	$ 0.88
Exercised (in shares)	(372,414)	(343,250)
Exercised (in dollars per share)	$ 0.75	$ 0.65
Cancelled/forfeited (in shares)	(25,000)	(22,500)
Cancelled/forfeited (in dollars per share)	$ 1.28	$ 1.82
Outstanding at June 30, 2015 (in shares)	10,215,447	9,302,825
Outstanding at June 30, 2015 (in dollars per share)	$ 1.03	$ 1.04
Outstanding at June 30, 2015	5 years 328 days	6 years 182 days
Outstanding at June 30, 2015	$ 1.9	$ 4.6
Exercisable at June 30, 2016 (in shares)	9,216,329
Exercisable at June 30, 2016 (in dollars per share)	$ 1.05
Exercisable at June 30, 2016	5 years 219 days
Exercisable at June 30, 2016	$ 1.7